GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area

The following represents the total revenue for the years ended December 31, 2021, 2020 and 2019 and long-lived assets as of December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020	2019
Revenue from sales to customers:

Europe	$6,000	$2,000	$-

Total revenue	$6,000	$2,000	$-

	December 31,
	2021	2020
Long-lived assets:

Israel	$3,787	$4,240
United States	118	243

Total long-lived assets	$3,905	$4,483

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2021	2020	2019
Sales to a single customer exceeding 10%:

Customer A	100%	100%	-